Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 21,358.6		$ 21,705.6
Work in process	126,550.9		91,672.9
Raw materials	12,991.5		14,716.0
Supplies and spare parts	9,537.7		9,258.9
Inventories, total	$ 170,438.7	$ 6,106.7	$ 137,353.4